Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts
Activity in Valuation and Qualifying Accounts
Balance at Beginning of Year	$ 13,834	$ 11,916	$ 29,650
Charged to Cost and Expenses	125,664	116,742	94,678
Deductions	(123,517)	(114,824)	(112,412)
Balance at End of Year	$ 15,981	$ 13,834	$ 11,916